Investment Income (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2016
Analysis of income and expense [abstract]
Interest income	$ 21	$ 20	$ 16
Loans and receivables	0	1	2
Held-to-maturity investments	12	11	9
Cash and cash equivalents	9	8	5
Net gain on financial instruments	6	0	1
Total investment income	$ 27	$ 20	$ 17